Balance Sheet Components (Details) - Schedule of Accrued Expenses and Other Current Liabilities - Previously Reported [Member] - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Balance Sheet Components (Details) - Schedule of Accrued Expenses and Other Current Liabilities [Line Items]
Payroll and payroll related expenses	$ 503,629	$ 324,230
Rent expenses – related party	3,124,800	2,592,000
Consulting expenses	268,684	356,982
CEO expenses	179,075	789,575
Other accrued expenses and current liabilities	665,308	322,611
Total accrued expenses and other current liabilities	$ 4,741,495	$ 4,385,398